Term and Revolving Loan Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Term and Revolving Loan Agreement

7. Term Loan and Working Capital Revolver

Term Loan

On October 14, 2010 (Effective Date), the Company entered into a Loan and Security Agreement (Term Loan Agreement) with Silicon Valley Bank and MidCap Financial LLP (Lenders). Pursuant to the original terms of the Term Loan Agreement, the Company was entitled to borrow up to $12.5 million, of which $6.25 million (Term Loan A) was advanced to the Company on the Effective Date. The Company was entitled to draw down the remaining $6.25 million under the Term Loan (Term Loan B and together with Term Loan A, the Term Loan) if the FDA approved the Company’s NDA for ILUVIEN prior to or on July 31, 2011. On May 16, 2011, the Company and the Lenders amended the Term Loan Agreement (Term Loan Modification) to, among other things, extend until December 31, 2011 the date by which the FDA must approve the NDA in order for the Company to draw down Term Loan B and increase the amount of Term Loan B by $4.75 million to $11.0 million. In addition, the maturity date of the Term Loan was extended from October 31, 2013 to April 30, 2014 (Term Loan Maturity Date). As a result of the issuance of the second CRL by the FDA in November 2011 (Note 1), the Company did not draw down Term Loan B by December 31, 2011 and the ability to draw down Term Loan B expired.

The Company was required to pay interest only on Term Loan A at a rate of 11.5% on a monthly basis through July 31, 2011, and since August 2011, the Company has been required to repay the principal in 33 equal monthly installments plus interest at a rate of 11.5%.

If the Company repays Term Loan A prior to maturity, the Company must pay to the Lenders a prepayment fee equal to 1.0% of the total amount of principal then outstanding (subject to a 50% reduction in the event that the prepayment occurs in connection with an acquisition of the Company).

To secure the repayment of any amounts borrowed under the Term Loan Agreement, the Company granted to the Lenders a first priority security interest in all of its assets, including its intellectual property, however, the lien on the Company’s intellectual property will be released if the Company meets certain financial conditions. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the Term Loan Agreement and an increase to the applicable interest rate, and would permit the Lenders to exercise remedies with respect to the collateral under the Term Loan Agreement. The Company also agreed not to pledge or otherwise encumber its intellectual property assets. Additionally, the Company must seek the Lenders’ approval prior to the payment of any cash dividends to its stockholders.

On the Effective Date, the Company issued to the Lenders warrants to purchase an aggregate of up to 39,773 shares of the Company’s common stock. Each of the warrants is exercisable immediately, has a per-share exercise price of $11.00 and has a term of 10 years. The Company estimated the fair value of warrants granted using the Black-Scholes option pricing model. The aggregate fair value of the warrants was estimated to be $389,000. The Company allocated a portion of the proceeds from the Term Loan Agreement to the warrants in accordance with ASC 470-20-25-2, Debt Instruments with Detachable Warrants. As a result, the Company recorded a discount of $366,000 which is being amortized to interest expense using the effective interest method. The Lenders will have certain registration rights with respect to the shares of common stock issuable upon exercise of all of their warrants. The Company paid to the Lenders an upfront fee of $62,500 on the Effective Date and an additional fee of $50,000 in connection with the Term Loan Modification. In accordance with ASC 470-50-40-17, Debt — Modifications and Extinguishments, the Company is amortizing the deferred financing costs on Term Loan A and the $50,000 modification fee over the remaining term of Term Loan A, as modified. The Lenders also hold warrants to purchase an aggregate of up to 69,999 shares of the Company’s common stock, which would have been exercisable only if Term Loan B had been advanced to the Company. As a result of the issuance of the second CRL by the FDA in November 2011 (Note 1), the Company did not draw down Term Loan B by December 31, 2011 and the ability to draw down Term Loan B expired. Consequently, the warrants issued to the Lenders in connection with Term Loan B are not exercisable.

The Company is required to maintain its primary operating and other deposit accounts and securities accounts with Silicon Valley Bank, which accounts must represent at least 50% of the dollar value of the Company’s accounts at all financial institutions.

The weighted average interest rate of the Company’s notes payable to Silicon Valley Bank and MidCap Financial LLP approximates the rate at which the Company could obtain alternative financing; therefore, the carrying amount of the notes approximates their fair value.

On February 6, 2012, the Company received a letter from the Lenders stating that they reserve the right to assert that the occurrence of certain events, including the issuance of the second CRL and a decrease in the market value of the Company’s public equity securities, may represent a material impairment of the value of the collateral under the Loan Agreements. To date, the Lenders have not made such an assertion, and in the opinion of management a material impairment of the value of the collateral has not occurred.

Working Capital Revolver

Also on the Effective Date, the Company and Silicon Valley Bank entered into a Loan and Security Agreement, pursuant to which the Company obtained a secured revolving line of credit (Working Capital Revolver) from Silicon Valley Bank with borrowing availability up to $20,000,000 (Revolving Loan Agreement). On May 16, 2011, the Company and Silicon Valley Bank amended the Revolving Loan Agreement to extend the maturity date of the Working Capital Revolver from October 31, 2013 to April 30, 2014.

The Working Capital Revolver is a working capital-based revolving line of credit in an aggregate amount of up to the lesser of (i) $20,000,000, or (ii) 85% of eligible domestic accounts receivable. As of September 30, 2012 and December 31, 2011, respectively, no amounts under the Working Capital Revolver were outstanding or available to the Company. The Company may only draw on the revolving line of credit against eligible U.S. domestic accounts receivable, which it does not expect to have prior to the launch of ILUVIEN in the U.S. Therefore, the revolving line of credit, which expires in April 2014, is not currently, and may never be, available to the Company.

Amounts advanced under the Working Capital Revolver will bear interest at an annual rate equal to Silicon Valley Bank’s prime rate plus 2.50% (with a rate floor of 6.50%). Interest on the Working Capital Revolver will be due monthly, with the balance due at the maturity date. On the Effective Date, the Company paid to Silicon Valley Bank an upfront fee of $100,000. In addition, if the Company terminates the Working Capital Revolver prior to maturity, it will be required to pay to Silicon Valley Bank a fee of $200,000, provided that such fee will be reduced by 50% in the event such termination is in connection with an acquisition of the Company.

To secure the repayment of any amounts borrowed under the Revolving Loan Agreement, the Company granted to Silicon Valley Bank a first priority security interest in all of its assets, including its intellectual property, however, the lien on the Company’s intellectual property will be released if the Company meets certain financial conditions. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the Revolving Loan Agreement and an increase to the applicable interest rate, and would permit Silicon Valley Bank to exercise remedies with respect to the collateral under the Revolving Loan Agreement. The Company also agreed not to pledge or otherwise encumber its intellectual property assets. Additionally, the Company must seek Silicon Valley Bank’s approval prior to the payment of any cash dividends to its stockholders.

9. TERM AND REVOLVING LOAN AGREEMENT

Term Loan

On October 14, 2010 (“Effective Date”), the Company entered into a Loan and Security Agreement (“Term Loan Agreement”) with Silicon Valley Bank and MidCap Financial LLP (“Lenders”). Pursuant to the original terms of the Term Loan Agreement, the Company was entitled to borrow up to $12.5 million, of which $6.25 million (“Term Loan A”) was advanced to the Company on the Effective Date. The Company was entitled to draw down the remaining $6.25 million under the Term Loan (“Term Loan B” and together with Term Loan A, the “Term Loan”) if the FDA approved the Company’s NDA for ILUVIEN prior to or on July 31, 2011. On May 16, 2011, the Company and the Lenders amended the Term Loan Agreement (“Term Loan Modification”) to, among other things, extend until December 31, 2011 the date by which the FDA must approve the NDA in order for the Company to draw down Term Loan B and increase the amount of Term Loan B by $4.75 million to $11.0 million. In addition, the maturity date of the Term Loan was extended from October 31, 2013 to April 30, 2014 (“Term Loan Maturity Date”). As a result of the issuance of the second CRL by the FDA in November 2011 (Note 1), the Company did not drawn down Term Loan B by December 31, 2011 and the availability to draw down Term Loan B expired.

The Company was required to pay interest on Term Loan A at a rate of 11.5% on a monthly basis through July 31, 2011, and since August 2011, the Company has been required to repay the principal in 33 equal monthly installments plus interest at a rate of 11.5%.

If the Company repays Term Loan A prior to maturity, the Company must pay to the Lenders a prepayment fee equal to 5.0% of the total amount of principal then outstanding if the prepayment had occurred within one year after the funding date of Term Loan A (“Term Loan A Funding Date”), 3.0% of such amount if the prepayment occurs between one year and two years after the Term Loan A Funding Date and 1.0% of such amount if the prepayment occurs thereafter (subject to a 50% reduction in the event that the prepayment occurs in connection with an acquisition of the Company).

To secure the repayment of any amounts borrowed under the Term Loan Agreement, the Company granted to the Lenders a first priority security interest in all of its assets, including its intellectual property, however, the lien on the Company’s intellectual property will be released if the Company meets certain financial conditions. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the Term Loan Agreement and an increase to the applicable interest rate, and would permit the Lenders to exercise remedies with respect to the collateral under the Term Loan Agreement. The Company also agreed not to pledge or otherwise encumber its intellectual property assets. Additionally, the Company must seek the Lenders’ approval prior to the payment of any cash dividends to its stockholders.

On the Effective Date, the Company issued to the Lenders warrants to purchase an aggregate of up to 39,773 shares of the Company’s common stock. Each of the warrants is exercisable immediately, has a per-share exercise price of $11.00 and has a term of 10 years. The Company estimated the fair value of warrants granted using the Black-Scholes option pricing model. The aggregate fair value of the warrants was estimated to be $389,000. The Company allocated a portion of the proceeds from the Term Loan Agreement to the warrants in accordance with ASC 470-20-25-2, Debt Instruments with Detachable Warrants. As a result, the Company recorded a discount of $366,000 which is being amortized to interest expense using the effective interest method. The Lenders will have certain registration rights with respect to the shares of common stock issuable upon exercise of all of their warrants. The Company paid to the Lenders an upfront fee of $62,500 on the Effective Date and an additional fee of $50,000 in connection with the Term Loan Modification. In accordance with ASC 470-50-40-17, Debt — Modifications and Extinguishments , the Company is amortizing the unamortized discount on Term Loan A and the $50,000 modification fee over the remaining term of Term Loan A, as modified. The Lenders also hold warrants to purchase an aggregate of up to 69,999 shares of the Company’s common stock, which were exercisable only if Term Loan B had been advanced to the Company. Each of these warrants has a per share exercise price of $11.00 and a term of 10 years. In addition, the Lenders would have had certain registration rights with respect to the shares of common stock issuable upon exercise of all of their warrants.

The Company is required to maintain its primary operating and other deposit accounts and securities accounts with Silicon Valley Bank, which accounts must represent at least 50% of the dollar value of the Company’s accounts at all financial institutions.

On February 6, 2012, the Company received a letter from the Lenders stating that they reserve the right to assert that recent events, including the issuance of the second CRL and a decrease in the market value of the Company’s public equity securities, may represent a material impairment of the value of the collateral under the Loan Agreements. To date, the Lenders have not made such an assertion, and in the opinion of management a material impairment of the value of the collateral has not occurred.

Working Capital Revolver

Also on the Effective Date, the Company and Silicon Valley Bank entered into a Loan and Security Agreement, pursuant to which the Company obtained a secured revolving line of credit (Working Capital Revolver) from Silicon Valley Bank with borrowing availability up to $20,000,000 (Revolving Loan Agreement). On May 16, 2011, the Company and Silicon Valley Bank amended the Revolving Loan Agreement to extend the maturity date of the Working Capital Revolver from October 31, 2013 to April 30, 2014.

The Working Capital Revolver is a working capital-based revolving line of credit in an aggregate amount of up to the lesser of (i) $20,000,000, or (ii) 85% of eligible domestic accounts receivable. As of December 31, 2011 and 2010, respectively, no amounts under the Working Capital Revolver were outstanding or available to the Company. The Company may only draw on the revolving line of credit against eligible U.S. domestic accounts receivable, which it would not expect to have prior to the launch of ILUVIEN in the U.S. Therefore, the revolving line of credit, which expires in April 2014, is not currently, and may never be, available to the Company.

Amounts advanced under the Working Capital Revolver will bear interest at an annual rate equal to Silicon Valley Bank’s prime rate plus 2.50% (with a rate floor of 6.50%). Interest on the Working Capital Revolver will be due monthly, with the balance due at the maturity date. On the Effective Date, the Company paid to Silicon Valley Bank an upfront fee of $100,000. In addition, if the Company terminates the Working Capital Revolver prior to maturity, it will be required to pay to Silicon Valley Bank a fee of $400,000 if the termination occurs within one year after the Effective Date and a fee of $200,000 if the termination occurs more than one year after the Effective Date (each a “Termination Fee”), provided in each case that such Termination Fee will be reduced by 50% in the event of an acquisition of the Company.

To secure the repayment of any amounts borrowed under the Revolving Loan Agreement, the Company granted to Silicon Valley Bank a first priority security interest in all of its assets, including its intellectual property, however, the lien on the Company’s intellectual property will be released if the Company meets certain financial conditions. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the Revolving Loan Agreement and an increase to the applicable interest rate, and would permit Silicon Valley Bank to exercise remedies with respect to the collateral under the Revolving Loan Agreement. The Company also agreed not to pledge or otherwise encumber its intellectual property assets. Additionally, the Company must seek Silicon Valley Bank’s approval prior to the payment of any cash dividends to its stockholders.